Investments - Summary of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Short-term investments, beginning	$ 3,773
Long-term investments, beginning	126,117
Total investments, beginning	129,890	$ 29,057
Additions	147,905	149,501
Disposals	(26,779)	(41,852)
Transfers	0	0
Fair Value Adjustment in Net Income (Loss)	15,671	1,756
Fair Value Adjustment	7,114	(6,633)
Interest Revenue	744	(183)
Short-term investments, ending	28,400	3,773
Long-term investments, ending	230,474	126,117
Total investments, ending	258,874	129,890
SHORT-TERM INVESTMENTS
Disclosure of financial assets [line items]
Short-term investments, beginning	3,773	5,001
Additions	25,314	0
Disposals	(7,627)	(2,787)
Transfers	6,196	1,272
Fair Value Adjustment	0	0
Interest Revenue	744	287
Short-term investments, ending	28,400	3,773
LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	126,117	24,056
Additions	122,591	149,501
Disposals	(19,152)	(39,065)
Transfers	(6,196)	(1,272)
Fair Value Adjustment	7,114	(6,633)
Interest Revenue	0	(470)
Long-term investments, ending	230,474	126,117
Convertible debt instruments | SHORT-TERM INVESTMENTS
Disclosure of financial assets [line items]
Short-term investments, beginning	1,272	0
Additions	8,875	0
Disposals	(6,573)	0
Transfers	6,196	1,272
Fair Value Adjustment in Net Income (Loss)	0	0
Interest Revenue	0	0
Short-term investments, ending	9,770	1,272
Convertible debt instruments | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	105,004	904
Additions	114,001	104,972
Disposals	(17,236)	(934)
Transfers	(6,196)	(1,272)
Fair Value Adjustment in Net Income (Loss)	15,591	1,334
Interest Revenue	0	0
Long-term investments, ending	211,164	105,004
Loans receivable | SHORT-TERM INVESTMENTS
Disclosure of financial assets [line items]
Short-term investments, beginning	2,501	5,001
Additions	16,439	0
Disposals	(1,054)	(2,787)
Transfers	0	0
Fair Value Adjustment in Net Income (Loss)	0	0
Interest Revenue	744	287
Short-term investments, ending	18,630	2,501
Loans receivable | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	0	0
Additions		33,781
Disposals		(33,311)
Transfers		0
Fair Value Adjustment in Net Income (Loss)		0
Interest Revenue		(470)
Long-term investments, ending		0
Common shares | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	19,025	21,486
Additions	8,590	10,748
Disposals	(1,376)	(4,820)
Transfers	0	0
Fair Value Adjustment In Other Comprehensive Income (Loss)	(8,557)	(8,389)
Interest Revenue	0	0
Long-term investments, ending	17,682	19,025
Warrants and other | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	2,088	1,666
Additions	0	0
Disposals	(540)	0
Transfers	0	0
Fair Value Adjustment in Net Income (Loss)	80	422
Interest Revenue	0	0
Long-term investments, ending	$ 1,628	$ 2,088